ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 7. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	December 31,
	2024	2023
Professional services	$1,309,163	$976,301
Other	403,233	120,149
Total	$1,712,396	$1,096,450